S-K 1602, SPAC Registered Offerings	Dec. 23, 2025 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering, or until such earlier date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

			50% of Maximum Redemption		75% of Maximum Redemption
	25% of Maximum Redemption		(assumes 13,050,000 or		(assumes 19,575,000 or		Maximum Redemption (assumes
Offering Price of	(assumes 6,525,000 or 7,503,750		15,007,500		22,511,250		26,100,000 or 30,015,000 public
$10.00	public shares redeemed)		public shares redeemed)		public shares redeemed)		shares redeemed)
		Difference		Difference		Difference		Difference
		between		between		between		between
		Adjusted		Adjusted		Adjusted		Adjusted
	Adjusted	NTBVPS and	Adjusted	NTBVPS and	Adjusted	NTBVPS and	Adjusted	NTBVPS and
Adjusted NTBVS	NTBVPS	Offering Price	NTBVPS	Offering Price	NTBVPS	Offering Price	NTBVPS	Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.70	$7.12	$2.88	$6.16	$3.84	$4.24	$5.76	$(1.52)	$11.52
Assuming No Exercise of Over-Allotment Option
$7.71	$7.14	$2.86	$6.19	$3.81	$4.28	$5.72	$(1.44)	$11.44

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Acquisition Criteria

We have identified certain general criteria and guidelines for evaluating prospective target businesses. We will apply these criteria and guidelines during our search process but we may decide to enter into our initial business combination with a target business that does not meet all or any of these criteria and guidelines.

Fundamentally, we intend to focus on companies with positive operating cash flow, significant assets, and experienced and successful management teams that are well-positioned to capitalize on one or more of the following investment themes.

Fundamental Changes in Socio-Economics and Demographics. We may focus on candidates who would benefit from global and regional socio-economic and demographic trends including, but not limited to, growing consumer demand in emerging markets and aging populations in developed markets. While these trends provide opportunities for broad market growth of sales and profits, we believe that certain companies may not have altered their strategy to specifically prepare for such trends. If we acquire such a company, we intend to support strategies aimed at accelerating its ability to benefit from the effect of these types of fundamental economic changes on its business.

Under-managed Intellectual Property, Proprietary Business Practices, or Other Intangible Assets. We may focus on companies that have potentially underexploited intellectual property, proprietary business practices or other under-managed assets. If we acquire such a company, we intend to focus on applying new resources, technologies, or business models to leverage or more fully develop its intangible assets, and thereby increase growth and improve profitability.

Competitive Advantage. We may seek targets that can take advantage of barriers to entry of competition for its products or services. For example, companies with assets that are difficult to replicate due to proprietary technology, location, or simply because their replacement cost exceeds the capacity of competitors to invest, may be able to earn sustainable profits.

Fundamental Changes in Competitive Dynamics. We may seek targets in industries in which fundamental changes, regardless of their source, are altering the relative advantages enjoyed by new and old competitors. Certain markets may be undergoing disruptive change or shifts in historic patterns of competition. This may occur in both rapidly growing and mature, stable industries. We believe there are good investments not only in high-growth industries but also in more mature sectors in which significant restructuring drives better asset utilization and improved pricing discipline.

Technology Disrupting Markets. We may seek candidates either benefiting from new technology or providing technology products or services that change the competitive environment in their target markets. Continuing and accelerating advances in hardware, software, and materials sciences create opportunities to disrupt traditional industries and also may profoundly influence the development of new types of businesses. In particular, the novel use of technology to innovate the gathering and analysis of large amounts of data may accelerate business growth and shifts in market share.

Large and Mature Private Equity Backed Companies. We may seek targets among the increasingly large number of private equity backed companies. Many private equity funds continue to have meaningful investments in long-held, unrealized assets. As a result, the number of large private companies with owners seeking liquidity has increased, many with valuations in our targeted range. We believe that a business combination with us can provide flexibility not available in traditional IPOs.

These criteria and guidelines are not intended to be exhaustive or inviolate. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general criteria and guidelines as well as other considerations, factors and criteria that our management may deem relevant. In the event that we decide to enter into an initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria and guidelines in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials, as applicable, that we would file with the SEC.

In recent years, the number of SPACs that have been formed has increased substantially. Many potential targets for SPACs have already entered into an initial business combination, and there are still many SPACs preparing for an initial public offering, as well as many such companies currently in registration. As a result, at times, fewer attractive targets may be available to consummate an initial business combination. In addition, because there are more SPACs seeking to enter into an initial business combination with available targets, the competition for available targets with attractive fundamentals or business models may increase, which could cause target companies to demand improved financial or other terms.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement warrants be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement warrants described in this prospectus, $261,000,000, or $300,150,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be placed in a U.S. based-trust account with Continental Stock Transfer & Trust Company acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer that we hold investments in the trust account, we may, at any time (based on our management team’s ongoing assessment of all factors related to our potential status under the Investment Company Act), instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest bearing demand deposit account at a bank. The proceeds to be placed in the trust account include $10,440,000 (or up to $12,789,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissionsExcept with respect to interest earned on the funds held in the trust account that may be released to us to pay our taxes, if any, the proceeds from this offering and the sale of the private placement warrants will not be released from the trust account until the earliest of (i) the completion of our initial business combination, (ii) the redemption of our public shares if we are unable to complete our initial business combination within the completion window, subject to applicable law, or (iii) the redemption of our public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we have not consummated an initial business combination within the completion window or (B) with respect to any other material provisions relating to shareholders’ rights or pre-initial business combination activity. The proceeds deposited in the trust account could become subject to the claims of our creditors, if any, which could have priority over the claims of our public shareholders.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 261,000,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]	26,100,000 units, at $10.00 per unit, each unit consisting of:• one Class A ordinary share; and• one-third of one redeemable warrant.
SPAC, Securities Offered, Redemption Rights [Text Block]	We will provide our public shareholders with the opportunity to redeem, regardless of whether they abstain, vote for, or vote against, our initial business combination, all or a portion of their public shares upon the completion of our initial business combination at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of our initial business combination, including interest earned on the funds held in the trust account (less taxes payable, but without deduction for any excise or similar tax that may be due or payable), divided by the number of then-outstanding public shares, subject to the limitations and on the conditions described hereinThe amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our initial shareholders, officers and directors have entered into letter agreements with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares and any public shares they may acquire during or after this offering in connection with the completion of our initial business combination. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase or otherwise hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares as further discussed in this prospectus.
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]

If we are unable to complete our initial business combination within 24 months from the closing of this offering, or by such earlier date as our board of directors may approve, and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (less taxes payable, but without deduction for any excise or similar tax that may be due or payable, and less up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law as further described herein. We expect the pro rata redemption price to be approximately $10.00 per public share (regardless of whether or not the underwriters exercise their over-allotment option), without taking into account any interest or other income earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors, which may take priority over the claims of our public shareholders.

If we do not complete our initial business combination within the completion window, while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek; however, we do not expect to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement warrants will be worthless.

De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private placement warrants will be worthless.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. For example, in connection with our initial business combination we may issue shares to investors in private placement transactions (so-called PIPE transactions) at a price of $10.00 per share or lower, or at a price that approximates the per share amounts in our trust account at such time. The purpose of such issuances would be to enable us to provide sufficient liquidity and capital to the post-business combination entity. The price of the shares we issue may therefore be less, and potentially significantly less, than the market price for our shares at such time. Any such issuances of equity securities could dilute the interests of our existing shareholders.

If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. Although we believe that the net proceeds of this offering and the sale of the private placement warrants will be sufficient to allow us to complete our initial business combination, because we have not yet identified any prospective target business we cannot ascertain the capital requirements for any particular transaction. As a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete a proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid

Aldabra 4 LOV Sponsor Partnership, LLC	$30,000 per month	Office space, utilities and secretarial and administrative support

	7,223,750 Class B ordinary shares (up to 955,600 of which are subject to forfeiture to the extent the underwriters’ over-allotment option is not exercised in full)(1)	Approximately $24,067

	3,126,666 private placement warrants to be purchased simultaneously with the closing of this offering(2)	$4,690,000

	Up to $250,000	Repayment of loans made to us to cover offering related and organizational expenses.

A4 Employee Partnership, LLC	175,000 Class B ordinary shares (up to 23,150 of which are subject to forfeiture to the extent the underwriters’ over-allotment option is not exercised in full)	Approximately $583

Independent director nominees	105,000 Class B ordinary shares	Approximately $350

Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion

Aldabra 4 LOV Sponsor Partnership, LLC, our officers or directors, or our or their affiliates

Up to $1,500,000 in working capital loans, which loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant at the option of the lender, which conversion may result in material dilution to our public shareholders

Working capital loans to finance transaction costs in connection with an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination

Finder’s fees, advisory fees, consulting fees or success fees

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

(1)

Of the Class B Ordinary Shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of 3,352,000 Class B Ordinary Shares, which were purchased for $0.003 per share.

(2)

The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 2,793,333 private placement warrants ($4,190,000 in the aggregate) at a price of $1.50 per warrant (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering.

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]	Of the Class B Ordinary Shares, the non-managing sponsor investors own, indirectly through the purchase of non-managing membership interests, an aggregate of 3,352,000 Class B Ordinary Shares, which were purchased for $0.003 per share.The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 2,793,333 private placement warrants ($4,190,000 in the aggregate) at a price of $1.50 per warrant (whether or not the over-allotment option is exercised in full) in a private placement that will close simultaneously with the closing of this offering
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Because our initial shareholders acquired the founder shares at a nominal price, our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the founder shares may result in material dilution to our public shareholders due to the anti-dilution rights of our founder shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. If the private placement warrants become exercisable on a cashless basis, or if any working capital loans are converted into warrants as described herein, the exercise of such warrants or conversion of such loans into warrants may also result in material dilution to our public shareholders.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our initial shareholders and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Additionally, each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. As a result, there may be actual or potential material conflicts of interest between members of our management team, our initial shareholders, including our sponsor, and our or their respective affiliates on the one hand, and purchasers in this offering on the other.
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

	No Redemptions		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over-	With Over-	Without Over-	With Over-	Without Over-	With Over-	Without Over-	With Over-	Without Over-	With Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase attributable to public shareholders	7.73	7.72	7.16	7.14	6.21	6.18	4.30	4.26	(1.42)	(1.50)
Pro forma net tangible book value after this offering	7.71	7.70	7.14	7.12	6.19	6.16	4.28	4.24	(1.44)	(1.52)
Dilution to public shareholders	$2.29	$2.30	$2.86	$2.88	$3.81	$3.84	$5.72	$5.76	$11.44	$11.52
Percentage of dilution to public shareholders	22.88%	23.05%	28.60%	28.81%	38.13%	38.41%	57.19%	57.62%	114.39%	115.24%
Numerator:
Net tangible book deficit before this offering	$(114,244)	$(114,244)	$(114,244)	$(114,244)	$(114,244)	$(114,244)	$(114,244)	$(114,244)	$(114,244)	$(114,244)
Net proceeds from this offering and the sale of the private placement warrants(1)	262,400,000	301,550,000	262,400,000	301,550,000	262,400,000	301,550,000	262,400,000	301,550,000	262,400,000	301,550,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	70,533	70,533	70,533	70,533	70,533	70,533	70,533	70,533	70,533	70,533
Less: Deferred underwriting commissions	(10,440,000)	(12,789,000)	(10,440,000)	(12,789,000)	(10,440,000)	(12,789,000)	(10,440,000)	(12,789,000)	(10,440,000)	(12,789,000)
Less: Overallotment liability	(305,400)	—	(305,400)	—	(305,400)	—	(305,400)	—	(305,400)	—
Less: Amounts paid for redemptions(2)	—	—	(65,250,000)	(75,037,500)	(130,500,000)	(150,075,000)	(195,750,000)	(225,112,500)	(261,000,000)	(300,150,000)
	$251,610,889	$288,717,289	$186,360,889	$213,679,789	$121,110,889	$138,642,289	$55,860,889	$63,604,789	$(9,389,111)	$(11,432,711)
Denominator:
Ordinary shares outstanding prior to this offering	7,503,750	7,503,750	7,503,750	7,503,750	7,503,750	7,503,750	7,503,750	7,503,750	7,503,750	7,503,750
Ordinary shares forfeited if over-allotment is not exercised	(978,750)	—	(978,750)	—	(978,750)	—	(978,750)	—	(978,750)	—
Class A Common stock included in the units offered	26,100,000	30,015,000	26,100,000	30,015,000	26,100,000	30,015,000	26,100,000	30,015,000	26,100,000	30,015,000
Less: Shares subject to redemption	—	—	(6,525,000)	(7,503,750)	(13,050,000)	(15,007,500)	(19,575,000)	(22,511,250)	(26,100,000)	(30,015,000)
	32,625,000	37,518,750	26,100,000	30,015,000	19,575,000	22,511,250	13,050,000	15,007,500	6,525,000	7,503,750
(1)	Expenses applied against gross proceeds include offering expenses of approximately $1,400,000 (excluding deferred underwriting commissions). See “Use of Proceeds.”
(2)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers, adivsors or their affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Buiness – Effecting Our Initial Business Combiation – Permitted Purchases of Our Securities.”

SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

The difference between the public offering price per unit and the NTBV per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares.

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement-equivalent warrants, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of this offering and the sale of private placement warrants) and (B) assume the issuance of 26,100,000 Class A ordinary shares (or 30,015,000 Class A ordinary shares if the underwriters’ over-allotment option is exercised in full) and 7,503,750 founder shares (up to 978,750 of which are assumed to be forfeited in the scenario in which the underwriters’ over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.